UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

_____________________________________

UBS Investment Trust

________________________________________________________________________________________________________

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

________________________________________________________________________________________________________

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments

UBS US Allocation Fund

SCHEDULE OF INVESTMENTS—May 31, 2006 (unaudited)

Number of
Shares		Value ($)

Common Stocks—66.33%
Aerospace & Defense—1.21%
20,100	Esterline Technologies Corp. (1)*	824,301
48,100	Lockheed Martin Corp.	3,486,769
92,000	Northrop Grumman Corp.	5,950,560
17,808	Triumph Group, Inc. *	841,072
		11,102,702

Air Freight & Couriers—1.05%
88,000	FedEx Corp.	9,615,760

Airlines—0.06%
15,700	AMR Corp. (1)*	387,162
26,100	Pinnacle Airlines Corp. (1)*	178,524
		565,686

Auto Components—1.73%
22,800	American Axle & Manufacturing Holdings, Inc. (1)	399,684
62,000	BorgWarner, Inc.	4,078,360
134,600	Johnson Controls, Inc.	11,463,882
		15,941,926

Automobiles—0.59%
101,000	Harley-Davidson, Inc. (1)	5,034,850
13,800	Winnebago Industries, Inc. (1)	391,644
		5,426,494

Banks—5.84%
7,200	Accredited Home Lenders Holding Co. (1)*	373,968
24,300	Boston Private Financial Holdings, Inc. (1)	729,000
28,600	Colonial BancGroup, Inc.	762,476
8,200	Cullen/Frost Bankers, Inc.	464,940
279,138	Fifth Third Bancorp	10,607,244
350,500	Mellon Financial Corp.	12,681,090
20,200	Placer Sierra Bancshares	485,406
121,700	PNC Financial Services Group	8,386,347
11,600	South Financial Group, Inc. (1)	321,900
284,800	Wells Fargo & Co.	18,902,176
		53,714,547

Beverages—0.49%
98,100	Anheuser-Busch Cos., Inc.	4,477,284

Biotechnology—1.34%
24,700	Connetics Corp. (1)*	290,225
191,800	Genzyme Corp. *	11,412,100
15,800	Keryx Biopharmaceuticals, Inc. (1)*	225,940
38,900	Seattle Genetics, Inc. *	161,435
15,200	Telik, Inc. (1)*	242,896
		12,332,596

Number of
Shares		Value ($)

Building Products—1.63%
13,600	American Woodmark Corp.	477,904
452,800	Masco Corp. (1)	14,045,856
16,100	Trex Co., Inc. (1)*	437,115
		14,960,875

Chemicals—0.07%
8,700	Airgas, Inc.	333,123
8,500	Lubrizol Corp.	343,570
		676,693

Commercial Services & Supplies—0.83%
15,600	Bristow Group, Inc. *	561,756
246,600	Cendant Corp.	3,987,522
25,600	Coinstar, Inc. *	601,088
45,200	H&R Block, Inc.	1,028,300
18,500	Heidrick & Struggles International, Inc. *	653,420
16,600	McGrath Rentcorp.	440,730
14,700	Universal Technical Institute, Inc. *	363,825
		7,636,641

Communications Equipment—0.20%
6,500	Black Box Corp.	335,725
24,200	Harris Corp.	985,424
35,900	InPhonic, Inc. (1)*	258,480
13,700	Plantronics, Inc.	295,235
		1,874,864

Computers & Peripherals—0.75%
272,300	Dell, Inc. *	6,910,974

Containers & Packaging—0.08%
28,500	Caraustar Industries, Inc. *	251,085
15,400	Jarden Corp. (1)*	462,616
		713,701

Diversified Financials—7.80%
56,200	Apollo Investment Corp.	1,070,048
549,986	Citigroup, Inc.	27,114,310
155,300	Federal Home Loan Mortgage Corp.	9,324,212
16,700	IndyMac Bancorp, Inc.	766,530
267,500	J.P. Morgan Chase & Co.	11,406,200
27,700	Jackson Hewitt Tax Service, Inc.	905,790
11,100	Lazard Ltd., Class A	440,448
330,350	Morgan Stanley	19,695,467
12,300	National Financial Partners Corp.	551,655
44,000	Ocwen Financial Corp. (1)*	498,960
		71,773,620

Diversified Telecommunication Services—2.63%
278,200	AT&T, Inc. (1)	7,249,892
35,884	Embarq Corp. *	1,495,286
7,400	NeuStar, Inc., Class A *	238,058
717,694	Sprint Nextel Corp.	15,222,290
		24,205,526

Number of
Shares		Value ($)

Electric Utilities—2.75%
139,800	American Electric Power Co., Inc.	4,790,946
283,500	Exelon Corp.	16,048,935
18,600	Hawaiian Electric Industries, Inc. (1)	499,782
72,700	Northeast Utilities (1)	1,470,721
109,300	Pepco Holdings, Inc.	2,509,528
		25,319,912

Electrical Equipment—0.02%
21,100	Ultralife Batteries, Inc. (1)*	215,009

Electronic Equipment & Instruments—0.80%
23,800	Methode Electronics, Inc.	227,052
33,200	Newport Corp. *	544,480
19,600	Park Electrochemical Corp.	622,692
15,900	Regal-Beloit Corp.	762,087
124,700	Waters Corp. *	5,193,755
		7,350,066

Energy Equipment & Services—1.38%
54,200	Baker Hughes, Inc.	4,677,460
120,400	GlobalSantaFe Corp.	7,239,652
10,700	Oceaneering International, Inc. *	802,500
		12,719,612

Food & Drug Retailing—1.50%
397,000	Kroger Co. *	7,983,670
7,500	Nash Finch Co. (1)	174,225
183,300	Sysco Corp. (1)	5,605,314
		13,763,209

Gas Utilities—1.04%
166,800	NiSource, Inc.	3,631,236
132,700	Sempra Energy	5,967,519
		9,598,755

Health Care Equipment & Supplies—0.93%
13,100	Candela Corp. *	225,582
15,622	Cooper Cos., Inc.	739,702
17,200	I-Flow Corp. (1)*	218,956
120,100	Medtronic, Inc. (1)	6,063,849
11,100	Syneron Medical Ltd. (1)*	216,672
18,400	Zimmer Holdings, Inc. *	1,114,120
		8,578,881

Health Care Providers & Services—2.95%
10,900	Amedisys, Inc. (1)*	389,675
107,300	Caremark Rx, Inc.	5,147,181
13,900	Centene Corp. *	362,095
84,000	HealthSouth Corp. *	363,720
14,400	LifePoint Hospitals, Inc. (1)*	508,752
19,174	Matria Healthcare, Inc. (1)*	553,361
20,400	Molina Healthcare, Inc. *	771,528
27,100	Option Care, Inc. (1)	305,417
287,400	UnitedHealth Group, Inc.	12,634,104
85,600	WellPoint, Inc. *	6,127,248
		27,163,081

Number of
Shares		Value ($)

Hotels, Restaurants & Leisure—1.55%
228,700	Carnival Corp.	9,127,417
305,500	Expedia, Inc. (1)*	4,341,155
8,200	Red Robin Gourmet Burgers, Inc. (1)*	343,990
13,000	Vail Resorts, Inc. *	467,350
		14,279,912

Household Durables—0.19%
24,200	Lenox Group, Inc. *	245,872
9,300	Ryland Group, Inc.	457,653
41,000	Tempur-Pedic International, Inc. (1)*	564,160
19,000	Yankee Candle Co., Inc.	518,320
		1,786,005

Insurance—2.95%
109,600	Allstate Corp.	6,029,096
221,200	American International Group, Inc.	13,448,960
7,100	AmerUs Group Co.	412,794
75,600	Hartford Financial Services Group, Inc.	6,648,264
55,500	Primus Guaranty, Ltd. *	577,200
		27,116,314

Internet Software & Services—0.05%
32,100	iPass, Inc. (1)*	204,156
106,800	Tumbleweed Communications Corp. *	294,768
		498,924

IT Consulting & Services—0.52%
165,300	Accenture Ltd., Class A	4,653,195
15,100	BearingPoint, Inc. (1)*	121,253
		4,774,448

Leisure Equipment & Products—0.07%
40,200	Nautilus, Inc. (1)	679,380

Machinery—1.49%
7,900	Briggs & Stratton Corp.	255,960
3,200	Dionex Corp. *	172,352
5,000	ESCO Technologies, Inc. *	256,500
261,800	Illinois Tool Works, Inc.	12,998,370
		13,683,182

Media—3.31%
14,400	ADVO, Inc.	384,048
452,200	DIRECTV Group, Inc. *	7,940,632
115,900	News Corp., Class A	2,210,213
147,400	Omnicom Group, Inc.	14,019,214
70,485	R.H. Donnelley Corp. *	3,863,988
23,200	Radio One, Inc., Class D *	170,056
24,900	Saga Communications, Inc., Class A *	251,241
44,100	Univision Communications, Inc., Class A *	1,585,395
		30,424,787

Number of
Shares		Value ($)

Metals & Mining—0.03%
6,400	Foundation Coal Holdings, Inc.	290,112

Multi-Line Retail—1.99%
194,600	Costco Wholesale Corp.	10,300,178
145,800	Kohl's Corp. *	7,828,002
12,100	Tuesday Morning Corp. (1)	194,447
		18,322,627

Oil & Gas—1.75%
15,300	Cimarex Energy Co.	620,568
21,600	Equitable Resources, Inc.	726,840
17,200	EXCO Resources, Inc. *	206,400
92,100	Exxon Mobil Corp.	5,609,811
118,700	Marathon Oil Corp.	8,908,435
		16,072,054

Personal Products—0.10%
11,700	Chattem, Inc. *	410,436
28,100	Nu Skin Enterprises, Inc.	482,196
		892,632

Pharmaceuticals—6.37%
19,200	Alkermes, Inc. (1)*	380,544
120,000	Allergan, Inc. (1)	11,378,400
175,800	Bristol-Myers Squibb Co. (1)	4,315,890
54,200	Cephalon, Inc. (1)*	3,236,824
217,064	Johnson & Johnson	13,071,594
8,000	K-V Pharmaceutical Co., Class A (1)*	162,240
134,700	Medco Health Solutions, Inc. *	7,260,330
411,700	Wyeth	18,831,158
		58,636,980

Real Estate—0.26%
40,800	Capital Lease Funding, Inc.	485,520
4,900	Kilroy Realty Corp.	325,017
14,700	LaSalle Hotel Properties	610,491
6,000	Parkway Properties, Inc.	236,100
11,410	Taberna Realty Finance Trust (7)††	123,228
22,100	Thornburg Mortgage, Inc. (1)	603,109
		2,383,465

Road & Rail—1.31%
147,100	Burlington Northern Santa Fe Corp.	11,387,011
10,650	Genesee & Wyoming, Inc., Class A *	319,926
1,000	Landstar System, Inc.	44,190
7,500	YRC Worldwide, Inc. *	295,800
		12,046,927

Semiconductor Equipment & Products—1.79%
152,600	Analog Devices, Inc.	5,147,198
434,500	Intel Corp.	7,829,690
132,300	Xilinx, Inc. (1)	3,439,800
		16,416,688

Number of
Shares		Value ($)

Software—4.78%
130,600	Mercury Interactive Corp. *	4,623,240
886,700	Microsoft Corp.	20,083,755
819,700	Oracle Corp. (1)*	11,656,134
15,700	Reynolds & Reynolds Co., Class A	439,757
456,273	Symantec Corp. (1)*	7,117,859
		43,920,745

Specialty Retail—0.11%
23,656	Movado Group, Inc.	442,130
25,700	PETCO Animal Supplies, Inc. *	543,812
		985,942

Textiles & Apparel—0.04%
18,900	True Religion Apparel, Inc. (1)*	321,678
Total Common Stocks (cost—$549,082,187)		610,171,216

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

US Government Obligations—5.91%
6,015	US Treasury Bonds (1)	02/15/19	8.875		7,991,024
5,760	US Treasury Bonds	02/15/20	8.500		7,528,948
2,685	US Treasury Bonds	08/15/23	6.250		2,949,934
5,230	US Treasury Bonds (1)	05/15/30	6.250		5,889,472
4,679	US Treasury Inflation Index Notes	07/15/14	2.000		4,536,184
455	US Treasury Notes	02/29/08	4.625		451,748
3,895	US Treasury Notes	05/15/09	4.875		3,878,567
5,655	US Treasury Notes (1)	03/31/11	4.750		5,583,871
11,865	US Treasury Notes (1)	02/15/13	3.875		11,058,085
4,745	US Treasury Notes	11/15/15	4.500		4,519,797
Total US Government Obligations (cost—$55,397,882)					54,387,630

Mortgage & Agency Debt Securities—13.39%
2,866	Adjustable Rate Mortgage Trust, Series 2006-1, Class 5A1	03/25/36	6.121		2,867,278
1,382	Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1	04/25/35	7.500		1,376,916
3,048	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.422	‡	3,008,405
2,641	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 10A3	11/25/35	6.000		2,632,450
2,302	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11,Class 1A1	12/25/35	6.500		2,306,977
2,990	Federal Home Loan Mortgage Corporation Certificates	11/16/07	4.375		2,949,934
23	Federal Home Loan Mortgage Corporation Certificates	09/01/17	5.500		22,252
33	Federal Home Loan Mortgage Corporation Certificates	12/01/17	6.000		33,418

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

38	Federal Home Loan Mortgage Corporation Certificates	01/01/18	5.500		37,015
33	Federal Home Loan Mortgage Corporation Certificates	04/01/18	5.500		32,345
1,710	Federal Home Loan Mortgage Corporation Certificates	08/01/28	6.500		1,737,764
25	Federal Home Loan Mortgage Corporation Certificates	02/01/29	6.500		24,988
23	Federal Home Loan Mortgage Corporation Certificates	04/01/29	6.500		23,437
10	Federal Home Loan Mortgage Corporation Certificates	10/01/29	6.000		10,414
8	Federal Home Loan Mortgage Corporation Certificates	03/01/32	6.000		7,576
53	Federal Home Loan Mortgage Corporation Certificates	11/01/32	6.500		53,842
2,520	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500		2,297,393
2,890	Federal National Mortgage Association Certificates	09/15/09	6.625		3,001,089
6,420	Federal National Mortgage Association Certificates	06/01/10	4.625		6,220,710
3,525	Federal National Mortgage Association Certificates	11/08/10	5.200		3,474,321
2,930	Federal National Mortgage Association Certificates	02/01/11	6.250		3,012,591
2,169	Federal National Mortgage Association Certificates	02/01/14	6.000		2,183,748
77	Federal National Mortgage Association Certificates	03/01/17	6.500		78,664
15	Federal National Mortgage Association Certificates	07/01/17	6.000		14,871
5,825	Federal National Mortgage Association Certificates	09/01/17	5.500		5,753,262
7,303	Federal National Mortgage Association Certificates	11/01/17	5.500		7,213,609
4,304	Federal National Mortgage Association Certificates	02/01/19	5.000		4,170,215
4	Federal National Mortgage Association Certificates	06/01/23	6.000		4,268
2,610	Federal National Mortgage Association Certificates	02/01/24	5.500		2,546,084
16	Federal National Mortgage Association Certificates	03/01/29	6.000		16,236
41	Federal National Mortgage Association Certificates	04/01/29	6.500		41,296
5,159	Federal National Mortgage Association Certificates	08/01/29	6.500		5,230,081
2,458	Federal National Mortgage Association Certificates	12/01/29	6.500		2,492,087
16	Federal National Mortgage Association Certificates	05/01/30	6.500		16,378
2,771	Federal National Mortgage Association Certificates	07/01/30	6.500		2,808,880
3,566	Federal National Mortgage Association Certificates	11/01/30	6.500		3,615,455
11	Federal National Mortgage Association Certificates	05/01/31	7.500		11,881
18	Federal National Mortgage Association Certificates	11/01/31	6.500		18,341
1,684	Federal National Mortgage Association Certificates	08/01/32	7.000		1,727,934
26	Federal National Mortgage Association Certificates	02/01/33	7.500		27,202
2,166	Federal National Mortgage Association Certificates	05/01/33	5.500		2,093,818
3,666	Federal National Mortgage Association Certificates	06/01/33	5.500		3,547,168
17	Federal National Mortgage Association Certificates	06/01/33	6.000		16,734
2,134	Federal National Mortgage Association Certificates	07/01/33	5.500		2,062,788
75	Federal National Mortgage Association Certificates	10/01/33	6.000		74,790
11,615	Federal National Mortgage Association Certificates TBA	TBA	5.000		10,892,686
59	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000		57,671
26	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000		25,860
1,179	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		1,185,519
2,803	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		2,887,010
780	First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1	02/25/35	5.351	‡	779,731
6,507	FNMA REMIC, Series 2002-53, Class PD	01/25/32	6.000		6,559,706
4,847	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	4.986	‡	4,951,542
10	Government National Mortgage Association Certificates	04/15/26	7.000		10,238
16	Government National Mortgage Association Certificates	10/15/28	6.500		16,181
4,227	Government National Mortgage Association Certificates	07/15/29	6.000		4,222,759
34	Government National Mortgage Association Certificates	04/15/31	6.500		34,938
7	Government National Mortgage Association Certificates II	11/20/28	6.000		7,174
16	Government National Mortgage Association Certificates II	02/20/29	6.000		15,699
3,758	Government National Mortgage Association Certificates II	02/20/34	6.000		3,740,729
3,500	GS Mortgage Securities Corp. II, Series 2006-CC1, Class A **	03/21/46	5.396	‡	3,365,016
636	GSMPS Mortgage Loan Trust, Series 2001-2, Class A **	06/19/32	7.500		653,489
576	Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series
	2003-D, Class XA1 (2)(7)	08/25/28	1.000	@	4,747
1,444	Salomon Brothers Mortgage Securities VII, Series 2003-CDCA,
	Class C **	02/15/15	5.631	‡	1,444,638
1,427	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC,
	Class A1	03/25/34	4.940		1,405,577
Total Mortgage & Agency Debt Securities (cost—$126,683,549)					123,157,815

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Commercial Mortgage-Backed Securities—2.54%
5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,258,882
391	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A,
	Class E **	11/15/13	6.581	‡	390,977
880	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A,
	Class F **	11/15/13	5.689	‡	880,000
934	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2,
	Class A3	11/18/29	6.650		942,652
1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C **	08/03/15	7.730		1,375,426
800	Host Marriott Pool Trust, Series 1999-HMTA, Class D **	08/03/15	7.970		856,606
800	Host Marriott Pool Trust, Series 1999-HMTA, Class E **	08/03/15	8.070		865,393
2,930	JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19	03/25/36	6.500		2,926,125
3,780	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6,
	Class A3	01/15/30	6.613		3,820,853
8	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1	06/15/31	6.410		7,679
3,250	Lehman XS Trust, Series 2005-8, Class 2A3	12/25/35	6.000	#	3,113,287
2,000	Morgan Stanley Capital I, Series 1997-ALIC, Class D	12/15/07	7.230		2,032,001
5	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1	10/15/33	6.960		5,281
860	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	7.908	‡	872,446
Total Commercial Mortgage-Backed Securities (cost—$23,778,208)					23,347,608

Asset-Backed Securities—1.91%
1,174	Conseco Finance Securitizations Corp., Series 2000-2, Class A4	12/01/30	8.480		1,179,837
5,000	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		4,980,023
257	Conseco Finance Securitizations Corp., Series 2001-1, Class A4	05/01/31	7.620		257,057
13	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1 **	06/25/33	5.421	‡	13,095
175	GSAMP Trust, Series 2006-S2, Class B2 **	01/25/36	7.000	#	140,777
1,400	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	5.920	‡	1,402,566
55	Peco Energy Transition Trust, Series 1999-A, Class A7	03/01/09	6.130		55,520
4,500	Permanent Financing PLC, Series 4, Class 2C	06/10/42	5.600	‡	4,520,897
660	Providian Gateway Master Trust, Series 2004-AA, Class C **	03/15/11	5.981	‡	664,331
770	Providian Gateway Master Trust, Series 2004-AA, Class D **	03/15/11	6.931	‡	779,746
‡‡‡ 0	Residential Asset Funding Corporation Asset-Backed Trust,
	Series 2001-1, Class A3	11/25/29	5.115		177
3,000	Residential Asset Securitization Trust, Series 2006-A2, Class A11	05/25/36	6.000		2,935,313
645	Rutland Rated Investments, Series DRYD-1A, Class A6F **	06/20/13	6.957		645,000
Total Asset-Backed Securities (cost—$17,570,860)					17,574,339

Corporate Bonds—7.04%
Aerospace & Defense—0.19%
100	BE Aerospace, Inc., Series B	05/01/11	8.875		104,000
325	Boeing Capital Corp.	09/27/10	7.375		346,624
650	Bombardier Capital, Inc. **	06/29/06	6.125		650,000
300	Bombardier, Inc. **	05/01/14	6.300		267,750
175	Lockheed Martin Corp.	12/01/29	8.500		220,099
125	Sequa Corp. (1)	08/01/09	9.000		132,812
					1,721,285

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Agriculture—0.02%
150	American Rock Salt Co. LLC	03/15/14	9.500		151,500

Apparel/Textiles—0.04%
75	Collins & Aikman Floorcovering, Series B	02/15/10	9.750		74,813
225	Levi Strauss & Co. **	12/15/12	12.250		253,125
75	Rafaella Apparel Group **	06/15/11	11.250		73,500
					401,438

Automobile OEM—0.90%
1,200	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		1,162,890
5,920	Ford Motor Credit Co.	01/12/09	5.800		5,410,395
300	Ford Motor Credit Co.	10/28/09	7.375		276,326
225	General Motors Acceptance Corp.	03/02/11	7.250		214,665
1,055	General Motors Acceptance Corp.	09/15/11	6.875		991,088
300	General Motors	01/15/11	7.200		252,000
					8,307,364

Automotive Parts—0.05%
125	Arvinmeritor	09/15/15	8.125		120,313
200	Cooper Standard Auto **	12/15/14	8.375		165,749
200	Stanadyne Corp.	08/15/14	10.000		185,000
					471,062

Banking-Non-US—0.08%
275	Abbey National PLC	10/26/29	7.950		326,654
350	Royal Bank of Scotland Group PLC	03/31/10 †††	9.118		388,822
					715,476

Banking-US—1.06%
1,000	Bank of America Corp.	01/15/11	7.400		1,069,960
1,600	Citigroup, Inc.	08/27/12	5.625		1,589,496
880	Citigroup, Inc.	09/15/14	5.000		829,294
250	CS First Boston, Inc.	01/15/09	3.875		239,910
225	CS First Boston, Inc.	01/15/12	6.500		231,783
580	HSBC Bank USA	08/15/35	5.625		514,613
1,000	J.P. Morgan Chase & Co.	02/01/11	6.750		1,042,858
350	US Bank N.A. Minnesota	08/01/11	6.375		361,168
775	Wachovia Bank N.A.	08/18/10	7.800		832,592
1,000	Washington Mutual, Inc.	01/15/07	5.625		1,000,525
800	Washington Mutual Preferred Funding **	03/15/11 †††	6.534	‡	769,016
1,250	Wells Fargo Bank N.A.	02/01/11	6.450		1,291,591
					9,772,806

Broadcast—0.06%
75	CMP Susquehanna **	05/15/14	9.875		72,937
295	News America, Inc.	12/15/34	6.200		266,683
125	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375	#	105,156
100	Nexstar Finance, Inc.	01/15/14	7.000		93,375
					538,151

Brokerage—0.35%
1,525	Goldman Sachs Group, Inc.	01/15/11	6.875		1,593,887
1,550	Morgan Stanley	04/15/11	6.750		1,618,045
					3,211,932

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Building Materials—0.04%
125	Ahern Rentals, Inc. **	08/15/13	9.250		128,438
100	Ainsworth Lumber	10/01/12	7.250		86,750
100	Interface, Inc.	02/01/10	10.375		109,875
					325,063

Business Services—0.02%
125	Da-Lite Screen Co., Inc.	05/15/11	9.500		132,500
50	Sensata Technologies BV **	05/01/14	8.000		49,250
					181,750

Cable—0.17%
1,025	Comcast Cable Communications, Inc. (1)	01/30/11	6.750		1,060,232
175	CSC Holdings, Inc., Series B	07/15/09	8.125		179,375
150	Insight Communications, Inc.	02/15/11	12.250	#	159,750
100	Mediacom Broadband LLC	01/15/13	9.500		100,500
100	Quebecor Media **	03/15/16	7.750		101,500
					1,601,357

Chemicals—0.21%
100	Chemtura Corp.	06/01/16	6.875		97,000
150	Hercules, Inc.	06/30/29	6.500		121,500
400	ICI Wilmington, Inc.	12/01/08	4.375		386,520
150	Ineos Group Holdings PLC **	02/15/16	8.500		140,250
200	Montell Finance Co. BV **	03/15/27	8.100		186,250
150	Omnova Solutions, Inc.	06/01/10	11.250		160,125
150	Polyone Corp.	05/15/10	10.625		161,625
175	Resolution Performance	11/15/10	13.500		186,813
195	Rhodia SA	06/01/10	10.250		214,256
64	Rockwood Specialties Group, Inc.	05/15/11	10.625		69,120
200	Terra Capital, Inc.	10/15/08	12.875		228,000
					1,951,459

Commercial Services—0.05%
325	Cendant Corp.	01/15/08	6.250		327,678
200	Technical Olympic USA, Inc.	01/15/15	7.500		175,500
					503,178

Commercial Services & Supplies—0.02%
200	Xerox Capital Trust I	02/01/27	8.000		204,250

Consumer Products—0.09%
75	Amscan Holdings, Inc.	05/01/14	8.750		66,750
560	Fortune Brands, Inc.	01/15/16	5.375		528,815
125	Gregg Appliances, Inc. **	02/01/13	9.000		115,938
150	Prestige Brands, Inc.	04/15/12	9.250		150,750
					862,253
Consumer Products-NonDurables—0.04%
335	Avon Products, Inc.	11/15/09	7.150		351,623

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Containers & Packaging—0.06%

250	Berry Plastics	07/15/12	10.750	271,250
150	Owens-Illinois, Inc.	05/15/18	7.800	144,375
125	Solo Cup Co.	02/15/14	8.500	112,500
				528,125

Diversified Financials—0.01%
125	Bluewater Finance Ltd.	02/15/12	10.250	129,375

Diversified Manufacturing—0.02%
150	Jacuzzi Brands, Inc.	07/01/10	9.625	160,500

Electric Utilities—0.25%
125	Comstock Resources, Inc.	03/01/12	6.875	120,313
280	Dominion Resources, Inc.	06/15/35	5.950	252,587
100	Dynegy Holdings, Inc. **	05/01/16	8.375	99,500
450	FirstEnergy Corp., Series B	11/15/11	6.450	459,643
175	Mirant Americas Generation LLC	05/01/31	9.125	177,187
150	NRG Energy, Inc.	02/01/16	7.375	150,188
410	Pacific Gas & Electric Co.	03/01/34	6.050	386,830
325	Progress Energy, Inc.	10/30/31	7.000	335,946
265	TXU Energy Co.	03/15/13	7.000	273,818
				2,256,012

Electronics—0.02%
150	Sanmina-SCI Corp.	03/01/16	8.125	150,375

Energy—0.10%
350	Devon Financing Corp., U.L.C.	09/30/11	6.875	367,190
195	Devon Financing Corp., U.L.C.	09/30/31	7.875	226,703
100	Gulfmark Offshore, Inc. **	07/15/14	7.750	98,750
200	Whiting Petroleum Corp.	05/01/12	7.250	195,500
				888,143

Energy-Integrated—0.05%
225	Marathon Oil Corp.	03/15/12	6.125	228,128
250	PPL Energy Supply LLC, Series A	11/01/11	6.400	255,326
				483,454

Entertainment—0.03%
225	Time Warner, Inc.	04/15/31	7.625	239,466

Environmental Services—0.03%
300	Waste Management, Inc.	08/01/10	7.375	317,988

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Finance-NonCaptive Consumer—0.30%
490	Capital One Financial	06/01/15	5.500	468,576
500	Countrywide Home Loans	05/21/08	3.250	478,594
700	HSBC Finance Corp.	05/15/11	6.750	728,790
335	MBNA Corp.	03/15/12	7.500	363,398
765	Residential Capital Corp.	11/21/08	6.125	756,679
				2,796,037

Finance-NonCaptive Diversified—0.42%
2,350	General Electric Capital Corp.	06/15/12	6.000	2,387,576
600	General Electric Capital Corp.	03/15/32	6.750	642,120
850	International Lease Finance Corp.	04/01/09	3.500	802,893
				3,832,589

Food—0.16%
200	Ameriqual Group LLC **	04/01/12	9.000	207,000
300	Conagra Foods, Inc.	09/15/11	6.750	310,618
100	Dole Foods Co.	03/15/11	8.875	97,875
375	Kraft Foods, Inc.	11/01/11	5.625	371,141
175	Land O'Lakes, Inc.	11/15/11	8.750	181,344
150	Pinnacle Foods Holding Corp.	12/01/13	8.250	147,375
150	Wornick Co.	07/15/11	10.875	154,313
				1,469,666

Food Processors/Beverage/Bottling—0.10%
325	Coors Brewing Co.	05/15/12	6.375	331,668
175	Le-Natures, Inc. **	06/15/13	10.000	183,531
375	Miller Brewing Co. **	08/15/13	5.500	363,322
				878,521

Gaming—0.21%
150	Chukchansi Economic Development Authority **	11/15/13	8.000	153,188
100	Circus & Eldorado	03/01/12	10.125	106,500
325	Harrahs Operating Co., Inc.	01/15/09	7.500	337,607
75	Majestic Star LLC/Capital II **	01/15/11	9.750	77,250
250	MTR Gaming Group, Inc.	04/01/10	9.750	265,312
175	Poster Financial Group	12/01/11	8.750	184,187
150	River Rock Entertainment	11/01/11	9.750	160,125
150	San Pasqual Casino **	09/15/13	8.000	150,750
100	Seneca Gaming Corp.	05/01/12	7.250	98,750
150	Tunica-Biloxi Gaming Authority **	11/15/15	9.000	155,813
200	Wheeling Island Gaming, Inc.	12/15/09	10.125	208,000
				1,897,482

Healthcare—0.12%
150	Ameripath, Inc.	04/01/13	10.500	160,125
225	McKesson Corp.	02/01/12	7.750	243,472
100	Psychiatric Solutions **	07/15/15	7.750	100,750
420	UnitedHealth Group	03/15/36	5.800	377,893
200	Universal Hospital Services	11/01/11	10.125	210,000
				1,092,240

Insurance-Multiline—0.03%
300	Allstate Corp.	12/01/09	7.200	315,299

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Insurance-Personal & Casualty—0.03%
250	Marsh & McLennan Cos., Inc.	03/15/12	6.250		250,861

Leisure—0.01%
100	Jacobs Entertainment Co.	02/01/09	11.875		106,125

Machinery-Agriculture & Construction—0.04%
325	John Deere Capital Corp.	03/15/12	7.000		345,658

Manufacturing-Diversified—0.01%
150	Maax Corp.	06/15/12	9.750		126,000
25	Maax Holdings, Inc. **	12/15/12	11.250	#	12,438
					138,438

Media—0.06%
100	Affinion Group, Inc. **	10/15/13	10.125		103,500
150	LIN Television Corp. **	05/15/13	6.500		139,125
175	Sinclair Broadcast Group	03/15/12	8.000		179,156
100	Sirius Satellite Radio **	08/01/13	9.625		94,500
					516,281

Metals & Mining—0.05%
225	AK Steel Corp.	06/15/12	7.750		221,625
200	FastenTech, Inc.	05/01/11	11.500		204,500
					426,125

Oil & Gas—0.13%
150	Atlas Pipeline Partners **	12/15/15	8.125		153,000
425	Duke Energy Field Services	08/16/10	7.875		456,860
100	Inergy LP/Inergy Finance **	03/01/16	8.250		102,500
235	Kinder Morgan Energy Partners	11/15/14	5.125		213,997
225	Sempra Energy	03/01/10	7.950		241,161
					1,167,518

Oil Refining—0.05%
80	Giant Industries, Inc.	05/15/12	11.000		87,200
325	Valero Energy Corp.	04/15/32	7.500		358,420
					445,620

Paper & Forest Products—0.06%
100	Abitibi-Consolidated, Inc.	04/01/08	6.950		98,500
150	Buckeye Technologies, Inc.	10/15/10	8.000		141,000
150	Cellu Tissue Holdings, Inc.	03/15/10	9.750		151,875
150	Millar Western Forest	11/15/13	7.750		117,000
75	P.H. Glatfelter **	05/01/16	7.125		74,625
					583,000

Pharmaceuticals—0.13%
275	Abbott Laboratories	05/15/11	5.600		274,517
275	Allergan, Inc. **	04/01/16	5.750		269,935
325	Bristol-Myers Squibb Co.	10/01/11	5.750		325,608
350	Wyeth	03/15/13	5.500		342,548
					1,212,608

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Publishing—0.17%
125	Advanstar Communications, Inc.	08/15/10	10.750		135,000
150	Cadmus Communications Corp.	06/15/14	8.375		150,375
50	Cenveo Corp.	03/15/12	9.625		53,500
125	Cenveo Corp.	12/01/13	7.875		120,625
100	Clarke American Corp. **	12/15/13	11.750		105,000
200	Deluxe Corp.	12/15/12	5.000		167,095
50	Dex Media, Inc.	11/15/13	8.000		50,625
325	Houghton Mifflin Co.	10/15/13	11.500	#	273,000
125	Quebecor World Capital Corp. **	03/15/16	8.750		117,837
150	R.H. Donnelley Corp. **	01/15/16	8.875		150,750
200	Sheridan Acquisition Corp.	08/15/11	10.250		204,000
75	Vertis, Inc.	06/15/09	10.875		73,125
					1,600,932

Real Estate Investment Trusts—0.10%
325	Avalonbay Communities	08/01/09	7.500		341,821
325	EOP Operating LP	06/15/28	7.250		332,940
280	Prologis **	11/15/15	5.625		267,205
					941,966

Restaurants—0.06%
150	Buffets, Inc.	07/15/10	11.250		155,250
175	Landry's Restaurants, Inc., Series B **	12/15/14	7.500		164,063
150	Restaurant Co. **	10/01/13	10.000		139,125
125	Sbarro, Inc.	09/15/09	11.000		126,250
					584,688

Retail—0.17%
100	Brookstone Co., Inc. **	10/15/12	12.000		89,500
225	GSC Holdings Corp. **	10/01/12	8.000		223,875
200	Ingles Markets, Inc.	12/01/11	8.875		209,500
200	Jean Coutu Group PJC, Inc.	08/01/14	8.500		186,000
260	Kroger Co.	04/01/31	7.500		274,532
150	Pantry, Inc.	02/15/14	7.750		150,938
150	Petro Stopping Center/Financial	02/15/12	9.000		150,750
275	Safeway, Inc.	02/01/31	7.250		281,026
					1,566,121

Road & Rail—0.09%
275	Burlington Northern Santa Fe Corp.	05/13/29	7.082		298,427
150	Kansas City Southern	06/15/09	7.500		150,750
435	Norfolk Southern Corp.	09/17/14	5.257		418,573
					867,750

Service—0.02%
150	Carriage Services, Inc. **	01/15/15	7.875		150,750

Specialty Purpose Entity—0.03%
150	AAC Group Holding Corp. **	10/01/12	10.250	#	120,750
175	Riddell Bell Holdings, Inc. **	10/01/12	8.375		174,125
					294,875
Technology-Software—0.05%
350	Computer Sciences Corp.	04/15/08	3.500		336,938
125	Unisys Corp. (1)	10/15/12	8.000		117,344
					454,282

Telecommunications—0.16%
325	Bellsouth Corp. (1)	06/15/34	6.550		312,482
150	Citizens Communications	08/15/31	9.000		157,500
100	Dycom Industries, Inc. **	10/15/15	8.125		102,000
300	Intelsat Ltd. **	02/01/15	9.250	#	216,750
50	Intelsat Subsidiary Holding Co. Ltd	01/15/15	8.625		50,625
350	Telecom Italia Capital	11/15/13	5.250		326,933
310	Telecom Italia Capital	11/15/33	6.375		282,613
					1,448,903

Tobacco—0.04%
100	Reynolds American, Inc. **	06/01/13	7.250		98,753
300	UST, Inc.	07/15/12	6.625		308,467
					407,220

Transportation Services—0.05%
400	ERAC USA Finance Co. **	01/15/11	8.000		434,487
Wireless Telecommunication Services—0.23%
150	American Cellular Corp., Series B	08/01/11	10.000		161,063
300	AT&T Corp.	11/15/31	8.000		345,640
175	AT&T Wireless Services, Inc.	03/01/31	8.750		214,798
135	Cincinnati Bell, Inc.	01/15/14	8.375		136,350
650	Sprint Capital Corp.	03/15/32	8.750		791,014
350	Verizon New York, Inc., Series A (1)	04/01/12	6.875		357,218
100	Wind Acquisition Finance SA **	12/01/15	10.750		107,750
					2,113,833
Total Corporate Bonds (cost—$66,902,802)					64,765,260

International Government Obligation—0.04%
330	Pemex Project Funding Master Trust (cost—$367,395)	11/15/11	8.000		352,275

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Repurchase Agreement—3.54%
32,585	Repurchase Agreement dated 05/31/06 with State Street Bank & Trust Co., collateralized by $16,806,715 US Treasury Bills, zero coupoon due 08/24/06 and $16,783,832 US Treasury Notes, 2.625% due 11/15/06; (value—$33,237,057); proceeds: $32,589,073 (cost—$32,585,000)	06/01/06	4.500	32,585,000

Number of
Contracts

Options—0.04%
Put Options Purchased—0.04%
152	S&P 500 Index, strike @ 1225, expires 09/16/06 (cost—$391,096)			348,080

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—9.96%
Money Market Funds†—1.77%

117	AIM Liquid Assets Portfolio		4.886	117,180
46	AIM Prime Portfolio		4.915	45,549
‡‡ 0	Barclays Prime Money Market Fund		4.886	210
‡‡ 0	BlackRock Provident Institutional TempFund		4.829	104
‡‡ 0	DWS Money Market Series		4.843	9
16,135	UBS Private Money Market Fund LLC (6)		4.900	16,135,451
Total Money Market Funds (cost—$16,298,503)				16,298,503

Principal
Amount
(000) ($)

Repurchase Agreements—8.19%
50,368	Repurchase Agreement dated 05/31/06 with Deutsche Bank Securities, Inc., collateralized by $5,860,000 Federal Home Loan Bank obligations, 5.000% due 02/29/08 and $45,000,000 Federal Home Loan Mortgage Corp. obligations, 5.306% due 09/07/07; (value—$51,377,667); proceeds: $50,375,372	06/01/06	5.010	50,368,362

25,000	Repurchase Agreement dated 05/31/06 with Merrill Lynch & Co., collateralized by $25,505,000 Federal Home Loan Bank obligations, zero coupon due 06/01/06; (value—$25,502,449); proceeds: $25,003,479	06/01/06	5.010	25,000,000

Total Repurchase Agreements (cost—$75,368,362)				75,368,362

Total Investments of Cash Collateral from Securities Loaned (cost—$91,666,865)				91,666,865

Total Investments (cost—$964,425,844) (3)(4)(5)—110.70%				1,018,356,088
Liabilities in excess of other assets—(10.70)%				(98,470,883)
Net Assets—100.00%				919,885,205

*	Non-income producing security.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.35% of net assets as of May 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	Interest rates shown reflect yield at May 31, 2006.
‡	Floating rate securities. The interest rates shown are the current rates as of May 31, 2006.
‡‡	Amount represents less than 500 shares.
††	Security is being fair valued by a Valuation Committee under the direction of the Board of Trustees.
‡‡‡	Principal amount represents less than $500.
†††	Perpetual bond security. The maturity date reflects the next call date.
#	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
@	Annualized yield at date of purchase.
(1)	Security, or portion thereof, was on loan at May 31, 2006.
(2)	Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(3)	Includes $105,333,454 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $91,666,865, the custodian also held the following US government and agency obligations having an aggregate value of $16,557,467.

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

5,525	Federal Home Loan Mortgage Corp.	04/05/07	4.250	5,511,193
300	US Treasury Bond	02/15/27	6.625	353,493
10,110	US Treasury Inflation Index Note	07/15/13	1.875	10,692,781
				16,557,467

(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2006 were $81,998,483 and $28,068,239, respectively, resulting in net unrealized appreciation of investments of $53,930,244.
(5)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), which served as the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

(6)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31, 2006.

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for
		Nine Months	Nine Months		the Nine Months
Security	Value at	Ended	Ended	Value at	Ended
Description	08/31/05 ($)	05/31/06 ($)	05/31/06 ($)	05/31/06 ($)	05/31/06 ($)
UBS Private Money Market Fund LLC	45,139,164	807,813,703	836,817,416	16,135,451	18,212

(7)	The securities detailed in the table below, which represent 0.01% of net assets, are considered illiquid and restricted as of May 31, 2006:

			Acquisition
Illiquid and			Cost as a		Value as a
Restricted	Acquisition	Acquisition	Percentage of		Percentage of
Security	Dates	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)
Merrill Lynch Credit
Corporation Mortgage
Investors, Inc., Series
2003-D, Class XA1,
1.000%, 08/25/28	09/12/03	4,709	0.00	4,747	0.00
Taberna Realty Finance Trust	08/04/05	136,920	0.01	123,228	0.01
		141,629	0.01	127,975	0.01

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GSMPS	Goldman Sachs Mortgage Passthrough Securities
GSAMP	Goldman Sachs Asset Mortgage Passthrough
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	98.4
United Kingdom	0.7
Bermuda	0.6
Canada	0.1
Cayman Islands	0.1
Luxembourg	0.1
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2006.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 28, 2006